Structured Entities	12 Months Ended
Oct. 31, 2020
Text Block [Abstract]
Structured Entities
15	Structured Entities

(a)	Consolidated structured entities
U.S. multi-seller conduit
The Bank-sponsored U.S. multi-seller conduit purchases high-quality financial assets from independent third parties (the sellers) funded by the issuance of highly rated asset-backed commercial paper. The sellers continue to service the financial assets and provide credit enhancements through overcollateralization protection and cash reserves.
Each asset purchased by the conduit has a deal-specific liquidity facility provided by the Bank in the form of a Liquidity Asset Purchase Agreement (LAPA). The primary purpose of the backstop liquidity facility is to provide an alternative source of financing in the event the conduit is unable to access the asset-backed commercial paper market. The administration agent can require the Bank in its capacity as liquidity provider to perform under its asset-specific LAPA agreements, in which case the Bank is obliged to purchase an interest in the related assets owned by the conduit. The Bank is not obligated to perform under the LAPA agreements in the event the conduit itself is insolvent.

The Bank’s liquidity agreements with the conduit call for the Bank to fund full par value of the assets, including defaulted assets, if any, of the conduit. This facility is available to absorb the losses on defaulted assets, if any, in excess of losses absorbed by deal-specific seller credit enhancements. Further, the Bank holds the subordinated note issued by the conduit.
The Bank’s exposure from the U.S. conduit through the LAPA, including the obligation to purchase defaulted assets and investment in the conduit’s subordinated note, give the Bank the obligation to absorb losses that could potentially be significant to the conduit, which in conjunction with power to direct the conduit’s activities, result in the Bank consolidating the U.S. multi-seller conduit.
The conduit’s assets are primarily included in business and government loans on the Bank’s Consolidated Statement of Financial Position.
There are contractual restrictions on the ability of the Bank’s consolidated U.S. multi-seller conduit to transfer funds to the Bank. The Bank is restricted from accessing the conduit’s assets under the relevant arrangements. The Bank has no rights to the assets owned by the conduit. In the normal course of business, the assets of the conduit can only be used to settle the obligations of the conduit.
Bank funding vehicles
The Bank uses funding vehicles to facilitate cost-efficient financing of its own operations, including the issuance of covered bonds and notes.
During the year, these
vehicles include Scotiabank Covered Bond Guarantor Limited Partnership, Halifax Receivables Trust, Trillium Credit Card Trust II and Securitized Term Auto Receivables Trust
2016-1,
2017-1,
2017-2,
2018-1,
2018-2,
2019-1 and
2019-CRT.
Activities of these structured entities are generally limited to holding an interest in a pool of assets or receivables generated by the Bank.
These structured entities are consolidated due to the Bank’s decision-making power and ability to use the power to affect the Bank’s returns.
Scotiabank Covered Bond Guarantor Limited Partnership
The Bank has a registered covered bond program through which it issues debt that is guaranteed by Scotiabank Covered Bond Guarantor Limited Partnership (the “LP”). Under this program, the LP purchases uninsured residential mortgages from the Bank, which it acquires with funding provided by the Bank.
As at October 31, 2020, $30.5 billion (2019 – $26.0 billion) covered bonds were outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial
Position. The increase in covered bonds is as a result of new issuances that have taken place throughout the year. The Bank’s outstanding covered bonds are denominated in U.S. dollars, Australian dollars, British pounds, Swiss francs and Euros. As at October 31, 2020, assets pledged in relation to these covered bonds were uninsured residential mortgages denominated in Canadian dollars of $31.5 billion (2019 – $27.2 billion). These figures exclude activities in connection with Canadian dollar-denominated covered bonds held by the Bank and eliminated upon consolidation, or transferred to the Bank of Canada as part of its term repo program and included in Obligations related to securities sold under repurchase agreements and securities lent on the Consolidated Statement of Financial Position.
Personal line of credit securitization trust
The Bank previously securitized
a portion of its Canadian unsecured personal line of credit receivables (receivables) through Halifax Receivables Trust (Halifax), a Bank-sponsored structured entity. Halifax issued notes to third-party investors and the Bank, proceeds of which were used to purchase co-ownership
interests in receivables originated by the Bank. Recourse of the note holders was limited to the purchased interests.
The Bank was responsible for servicing the transferred receivables as well as performing administrative functions for Halifax. The Bank’s outstanding receivables securitized under this program matured in February 2020
. As at October 31, 2020, nil receivables were outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position (2019 – $0.5 billion) and assets pledged in relation to these notes were nil (2019 – $0.6 billion).
Credit card receivables securitization trust
The Bank securitizes a portion of its Canadian credit card receivables (receivables) through Trillium Credit Card Trust II (Trillium), a Bank-sponsored structured entity. Trillium issues senior and subordinated notes to third-party investors and previously also issued subordinated notes to the Bank. The proceeds of such issuance are used to purchase co-ownership
interests in receivables originated by the Bank. Recourse of the note holders is limited to the purchased interest.
The Bank is responsible for servicing the transferred receivables as well as performing administrative functions for Trillium. As at October 31, 2020, US $1.7 billion ($2.3 billion Canadian dollars) (2019 – US $2.5 billion, $3.2 billion Canadian dollars) Class A notes and US $148 million ($197 million Canadian dollars) (2019 – US $109 million, $143 million Canadian dollars) subordinated Class B and Class C notes were outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position. As at October 31, 2020 assets pledged in relation to these notes were credit card receivables, denominated in Canadian dollars, of $2.6 billion (2019 – $3.7 billion).
Auto loan receivables securitization trusts
The Bank securitizes a portion of its Canadian auto loan receivables (receivables) through Securitized Term Auto Receivables Trust
2017-2,
2018-1,
2018-2,
2019-1 and
2019-CRT
(START entities). Each entity is a Bank-sponsored structured entity. The START entities issue senior and subordinated notes to the Bank and/or third-party investors, and the proceeds of such issuances are used to purchase discrete pools of retail indirect auto loan receivables from the Bank. Recourse of the note holders is limited to the receivables.
The Bank is responsible for servicing the transferred receivables as well as performing administrative functions for START. As at October 31, 2020, the aggregate senior and subordinated notes issued to third parties outstanding and included in Deposits – Business and government on the Consolidated Statement of Financial Position were US $0.7 billion ($0.9 billion Canadian dollars) (2019 – US $1.4 billion, $1.8 billion Canadian dollars). As at October 31, 2020, assets pledged in relation to these notes were Canadian auto loan receivables denominated in Canadian dollars of $2 billion (2019 – $2.3 billion).
Other
Assets of other consolidated structured entities are comprised of securities, deposits with banks and other assets to meet the Bank’s and customer needs.

(b)	Unconsolidated structured entities
The following table provides information about other structured entities in which the Bank has a significant interest but does not control and therefore does not consolidate. A significant interest is generally considered to exist where the Bank is exposed to 10% or more of the unconsolidated structured entities’ maximum exposure to loss.

	As at October 31, 2020
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets (on structured entity’s financial statements)	$3,097	$3,106	$833	$7,036

Assets recognized on the Bank’s financial statements
Trading assets	1	2	–	3
Investment securities	–	1,192	10	1,202
Loans (1)	–	820	59	879
	1	2,014	69	2,084
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	833	833
Derivative financial instruments	–	–	–	–
	–	–	833	833
Bank’s maximum exposure to loss	$3,098	$2,014	$69	$5,181

	As at October 31, 2019
($ millions)	Canadian multi-seller conduits that the Bank administers	Structured finance entities	Capital funding vehicles	Total
Total assets (on structured entity’s financial statements)	$2,576	$3,114	$833	$6,523

Assets recognized on the Bank’s financial statements
Trading assets	3	–	–	3
Investment securities	–	1,124	10	1,134
Loans (1)	–	1,070	44	1,114
	3	2,194	54	2,251
Liabilities recognized on the Bank’s financial statements
Deposits – Business and government	–	–	779	779
Derivative financial instruments	1	–	–	1
	1	–	779	780
Bank’s maximum exposure to loss	$2,579	$2,194	$54	$4,827

(1)	Loan balances are presented net of allowance for credit losses.
The Bank’s maximum exposure to loss represents the notional amounts of guarantees, liquidity facilities, and other credit support relationships with the structured entities, the credit risk amount for certain derivative contracts with the entities and the amount invested where the Bank holds an ownership interest in the structured entities. Of the aggregate amount of maximum exposure to loss as at October 31, 2020, the Bank has recorded $2.1 billion (2019 – $2.2 billion), primarily its interest in the structured entities, on its Consolidated Statement of Financial Position.
Canadian multi-seller conduits that the Bank administers
The Bank sponsors two Canadian multi-seller conduits. The conduits purchase assets from independent third parties (the sellers) funded by the issuance of asset-backed commercial paper. The sellers continue to service the assets and provide credit enhancements through overcollateralization protection and cash reserves. The Bank has no rights to these assets as they are available to support the obligations of the respective programs, but manages for a fee the commercial paper selling programs. To ensure timely repayment of the commercial paper, each asset pool financed by the multi-seller conduits has a deal-specific LAPA with the Bank. Pursuant to the terms of the LAPA, the Bank as the liquidity provider is obligated to purchase non-defaulted
assets, transferred by the conduit at the conduit’s original cost as reflected in the table above. In most cases, the liquidity agreements do not require the Bank to purchase defaulted assets. Additionally, the Bank has not provided any program-wide credit enhancement to these conduits. The Bank provides additional liquidity facilities to these multi-seller conduits to a maximum amount of $1.1 billion (2019 – $1.2 billion) based on future asset purchases by these conduits.
Although the Bank has power over the relevant activities of the conduits, it has limited exposure to variability in returns, which results in the Bank not consolidating the two Canadian conduits.
Structured finance entities
The Bank has interests in structured entities used to assist corporate clients in accessing cost-efficient financing through their securitization structures. The Bank may act as an administrator, an investor or a combination of both in these types of structures.

Capital funding vehicles
These entities are designed to pass the Bank’s credit risk to the holders of the securities. Therefore the Bank does not have exposure or rights to variable returns from these entities.

(c)	Other unconsolidated Bank-sponsored entities
The Bank sponsors unconsolidated structured entities including mutual funds, in which it has insignificant or no interest at the reporting date. The Bank is a sponsor when it is significantly involved in the design and formation at inception of the structured entities, and the Bank’s name is used by the structured entities to create an awareness of the instruments being backed by the Bank’s reputation and obligation. The Bank also considers other factors, such as its continuing involvement and obligations to determine if, in substance, the Bank is a sponsor. The Bank considers mutual funds and managed companies as sponsored entities.
The following table provides information on revenue from unconsolidated Bank-sponsored entities.

As at October 31 ($ millions)	2020			2019
	Funds (1)	Scotia Managed Companies	Total	Funds (1)	Scotia Managed Companies	Total
Revenue	$2,165	$–	$2,165	$2,189	$1	$2,190

(1)	Includes mutual funds, other funds and trusts.
Substantially all of the revenue earned from the mutual funds and managed companies is presented as non-interest
income – mutual funds.